UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	9/30/2012

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of September 30, 2012(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 4.4%
Boeing Co. (The)	51,142	$3,560,506
Precision Castparts Corp.	25,943	4,237,530
TransDigm Group, Inc.(a)	18,942	2,687,302

		10,485,338

Airlines — 1.4%
Delta Airlines, Inc.(a)	373,309	3,419,510

Auto Components — 1.7%
Lear Corp.	106,776	4,035,065

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(a)	31,894	3,648,674

Capital Markets — 3.6%
Goldman Sachs Group, Inc. (The)	34,785	3,954,359
Morgan Stanley	272,606	4,563,424

		8,517,783

Chemicals — 3.1%
Monsanto Co.	26,256	2,389,821
Mosaic Co. (The)	84,109	4,845,519

		7,235,340

Commercial Banks — 4.0%
PNC Financial Services Group, Inc.	60,024	3,787,514
Wells Fargo & Co.	164,759	5,689,128

		9,476,642

Communications Equipment — 1.6%
JDS Uniphase Corp.(a)	299,267	3,706,422

Computers & Peripherals — 2.7%
Apple, Inc.	8,067	5,382,786
EMC Corp.(a)	33,814	922,108

		6,304,894

Diversified Financial Services — 3.6%
Citigroup, Inc.	101,387	3,317,383
JPMorgan Chase & Co.	129,803	5,254,425

		8,571,808

Diversified Telecommunication Services — 1.5%
Vivendi SA, ADR (France)	184,429	3,587,144

Electric Utilities —1.5%
Exelon Corp.	101,561	3,613,540

Electronic Equipment & Instruments — 1.9%
Flextronics International Ltd.(a)	752,082	4,512,492

Energy Equipment & Services — 4.3%
Ensco PLC	49,665	2,709,722
Halliburton Co.	92,316	3,110,126
National Oilwell Varco, Inc.	53,432	4,280,438

		10,100,286

Food Products — 6.5%
Bunge Ltd.	82,765	5,549,393
Kraft Foods, Inc. (Class A Stock)	78,840	3,260,034
Smithfield Foods, Inc.(a)	177,236	3,482,687
Tyson Foods, Inc. (Class A Stock)	188,136	3,013,939

		15,306,053

Healthcare Providers & Services — 3.3%
HCA Holdings, Inc.	124,421	4,136,998
UnitedHealth Group, Inc.	65,056	3,604,753

		7,741,751

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	45,340	1,652,190
International Game Technology	280,373	3,670,083

		5,322,273

Independent Power Producers & Energy Traders — 2.0%
Calpine Corp.(a)	269,351	4,659,772

Insurance — 2.7%
Arch Capital Group Ltd.(a)	51,395	2,142,144
MetLife, Inc.	121,076	4,172,279

		6,314,423

Internet Software & Services — 2.5%
Google, Inc.(Class A Stock)(a)	3,396	2,562,282
LinkedIn Corp.(a)	28,023	3,373,969

		5,936,251

IT Services — 1.7%
MasterCard, Inc.	8,691	3,923,813

Media — 5.7%
Comcast Corp. (Class A Stock)	167,237	5,982,067
Liberty Global, Inc. (Series C)(a)	88,121	4,971,787
Viacom, Inc. (Class B Stock)	46,574	2,495,901

		13,449,755

Metals & Mining — 5.0%
Freeport-McMoRan Copper & Gold, Inc.	93,562	3,703,184
Goldcorp, Inc.	101,144	4,637,452
Kinross Gold Corp.	331,422	3,383,819

		11,724,455

Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	63,909	4,468,517
EOG Resources, Inc.	33,352	3,737,092
Marathon Oil Corp.	78,865	2,332,038
Noble Energy, Inc.	48,495	4,495,971
Occidental Petroleum Corp.	48,679	4,189,315
Suncor Energy, Inc.	114,979	3,777,060
Trident Resources Corp., Private Placement (original cost $2,642,248; purchased 6/30/10)(a)(b)(c)	6,553	3,302,618

		26,302,611

Pharmaceuticals — 7.2%
Allergan, Inc.	36,314	3,325,636
Novo-Nordisk A/S, ADR (Denmark)	19,224	3,033,739
Pfizer, Inc.	151,581	3,766,788
Shire PLC, ADR (Ireland)	37,806	3,353,392
Teva Pharmaceutical Industries Ltd., ADR (Israel)	83,478	3,456,824

		16,936,379

Road & Rail — 1.5%
Union Pacific Corp.	29,608	3,514,470

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom Corp.	64,198	2,219,967
NVIDIA Corp.(a)	135,831	1,811,986

		4,031,953

Software — 3.0%
Microsoft Corp.	108,106	3,219,397
Salesforce.com, Inc.(a)	25,027	3,821,373

		7,040,770

Specialty Retail — 1.1%
Inditex SA, ADR (Spain)	106,506	2,658,390

Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.(a)	42,957	3,176,241
Ralph Lauren Corp.	18,975	2,869,589

		6,045,830

Wireless Telecommunication Services — 2.6%
MetroPCS Communications, Inc.(a)	395,257	4,628,459
NII Holdings, Inc.(a)	197,721	1,552,110

		6,180,569

TOTAL COMMON STOCKS (cost $192,777,208)		234,304,456

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	2,436	—	(e)

TOTAL LONG-TERM INVESTMENTS (cost $192,777,208)		234,304,456

	Shares
SHORT-TERM INVESTMENTS — 0.8%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,946,976)(d)	1,946,976	1,946,976

TOTAL INVESTMENTS — 100% (cost $194,724,184)		236,251,432
LIABILITIES IN EXCESS OF OTHER ASSETS		(30,532)

NET ASSETS — 100%		$236,220,900

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $3,302,618 is approximately 1.4% of net assets.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

The following abbreviations are used in the portfolio descriptions:

ADR American Depositary Receipt

CVR Contingent Value Rights

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$231,001,838	$—	$3,302,618
Rights	—		—
Affiliated Mutual Funds	1,946,976	—	—

Total	$232,948,814	$—	$3,302,618

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$3,229,071
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)*	73,547
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/2012	$3,302,618

*	Of which $73,547 was included in Net Assets relating to securities held at reporting period end.

Included in the table above, under Level 3 securities, are common stock and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Account’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy. Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	November 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 19, 2012

*	Print the name and title of each signing officer under his or her signature.